UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):          [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Shapiro Capital Management LLC
             ----------------------------------
Address:     3060 Peachtree Road, NW Suite 1555
             ----------------------------------
             Atlanta GA  30066
             ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
          ----------------
Title:    PRINCIPAL
          ---------------
Phone:    404-842-9600
          --------------

Signature, Place, and Date of Signing:

-------------------------         -------------------          ---------------
[Signature]                       [City, State]                 [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 12/31/2006

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            47


Form 13F Information Table Value Total      $2,196,878,029 (THOUSANDS)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____43_____________________           __________________________

         [Repeat as necessary.]

                                                             FORM 13F
                                                                                       ----------------------------------
                                                                                       ----------------------------------
                                                                                                (SEC USE ONLY)
Page 1 of 2                                   Name of Reporting Manager :              Shapiro Capital Management Company, Inc
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
             Item 1:             Item 2:    Item 3:      Item 4:      Item 5:          Item 6               Item 7
                                                                     Shares of   Investment Discretion
                                  Title of   CUSIP      Fair        Principal        (b) Shared (c) Shared Manager's
Name of Issuer                     Class     Number  Market Value    Amount (a) Sole  As defined    Other See Instr V

                                                                                                                 Item 8
                                                                                                      Voting Authority (shares)

                                                                                                     (a) Sole    (b)Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Cooper Companies, Inc. (The)      Common 216648402  $136,096,536    3,663,433   x                    2,843,247     820,186
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co                  Common 62985Q101  $131,133,046    6,200,144   x                    4,852,271   1,347,873
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Zebra Technologies Co
   Class A                    l A Common 989207105  $127,277,591    3,899,436   x                    3,040,642     858,794
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LifePoint Hosps Inc               Common 53219L109  $124,678,791    4,405,611   x                    3,453,549     952,062
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aaron Rents Inc                   Common 002535201  $121,207,173    5,427,997   x                    4,207,522   1,220,475
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Live Nation                       Common 538034109  $117,496,518   11,105,531   x                    8,557,099   2,548,432
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PetSmart Inc.                     Common 716768106  $116,632,189    5,846,225   x                    4,508,775   1,337,450
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Zale Corporation                  Common 988858106  $116,068,434    6,144,438   x                    4,767,323   1,377,115
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Com        Common 12709p103  $112,704,597    3,399,837   x                    2,740,138     659,699
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Avis Budget Group Inc             Common 053774105  $103,576,256   12,374,702   x                    9,609,622   2,765,080
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Checkpoint Systems Inc            Common 162825103   $94,303,372    4,516,445   x                    3,639,615     876,830
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Cox Radio Inc Cl A            l A Common 224051102   $72,532,051    6,146,784   x                    5,322,977     823,807
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Valspar Corp                      Common 920355104   $65,484,574    3,462,960   x                    2,645,010     817,950
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Armstrong World Industries        Common 04247x102   $63,492,080    2,172,898   x                    1,746,398     426,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co.     Common 736508847   $58,276,085    2,587,748   x                    2,203,548     384,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd         Common 795435106   $53,067,249    7,548,684   x                    6,088,812   1,459,872
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Constellation Brands Inc. - A l A Common 21036p108   $51,506,314    2,593,470   x                    1,895,632     697,838
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc.       Common 79546E104   $50,646,142    7,839,960   x                    6,556,319   1,283,641
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Cal Dive International Inc.       Common 12802t101   $49,566,580    3,468,620   x                    2,784,470     684,150
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Odyssey Healthcare Inc            Common 67611V101   $46,986,978    4,824,125   x                    4,183,800     640,325
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd            Common g9143x208   $46,334,728    1,157,211   x                      823,608     333,603
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Western Union Co                  Common 959802109   $45,792,119    1,852,432   x                    1,414,728     437,704
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Tyco Electronics LTD              Common g9144p105   $45,187,646    1,261,520   x                      897,148     364,372
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Haynes International Inc.         Common 420877201   $41,907,622      728,195   x                      542,995     185,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         SubTotal Page 1                          $1,991,954,668  112,628,406                       89,325,248  23,303,158
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable-A           l A Common 88732J108   $40,542,098    1,531,046                          986,903     544,143
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Accuray Inc.                      Common 004397105   $38,594,514    5,294,172                        4,119,313   1,174,859
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ishares Russell 2000                 ETF 464287655   $22,410,178      324,550                          318,150       6,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.                  Common 887317105   $19,266,172    1,301,768                          940,497     361,271
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Equifax Inc                       Common 294429105   $17,462,228      519,400                          355,348     164,052
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
California Pizza Kitchen Inc      Common 13054d109   $15,251,634    1,362,970                          976,520     386,450
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ishares Trust Russell 2000
  Value Index Fun                 ETF    464287630   $10,690,496      167,773                          162,873       4,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
General Electric Com              Common 369604103   $10,481,550      392,714                          140,880     251,834
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Manhattan Associates Inc.         Common 562750109    $9,723,368      409,750                          243,000     166,750
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
American Express Co               Common 025816109    $8,540,731      226,725                           78,425     148,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MoneyGram Intl Inc                Common 60935Y109    $6,227,265    6,903,841                        5,427,841   1,476,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Spdr Trust Series 1                  ETF 78462F103    $1,754,478       13,709                           10,672       3,037
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Compass Minerals International
  Inc.                            Common 20451N101    $1,619,256       20,100                           15,600       4,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
United States Cellular
  Nt Sr 8.75%                  Preferred 911684207      $826,616       33,385                           25,560       7,825
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell 6.75%
  Series B                     Preferred 171871403      $438,180       10,900                            8,400       2,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Post Properties 7.625%         Preferred 737464305      $323,175       15,500                           12,800       2,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                       Common 002824100      $275,444        5,200                            5,200           0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PNM Resources Inc.                Common 69349h107      $261,326       21,850                           19,350       2,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp                   Common 670837103      $234,654        7,400                            7,300         100

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         SubTotal Page 2                            $204,923,361   18,562,753                       13,854,632   4,708,121
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
           Grand Total                            $2,196,878,029  131,191,159                     $103,179,880  28,011,279
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

              Page 1             24                 $2,199,012,734
              Page 2             19
              total              43